INTANGIBLES, NET	12 Months Ended
Dec. 31, 2013
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLES, NET
8.       INTANGIBLES, NET

	2013			2012
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Patents	$11,431	$3,119	$8,312	$11,431	$2,376	$9,055
Software	1,496	1,053	443	1,284	818	466
License	731	487	244	731	244	487
	$13,658	$4,659	$8,999	$13,466	$3,438	$10,008

During the years ended December 31, 2013 and 2012 amortization of $1,231 and $1,233 relating to the patents and software was charged to operations.  As of December 31, 2013, there were no events or changes in circumstances, which would indicate an impairment of intangible assets.

Based on the intangibles in service as of December 31, 2013, the estimated amortization expense for each of the next five years is as follows:

2014	$1,215
2015	920
2016	747
2017	698
2018	698
Thereafter	4,721